OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Sep. 30, 2011
OTHER RECEIVABLES AND PREPAYMENTS
NOTE 8. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consisted of the following:

	As of September 30, 2011	As of September 30, 2010
	US$(’000)	US$(’000)
Advances to employees	633	361
Deposits on projects	159	101
Prepayment to suppliers	265	309
Total	1,057	771

The advances to employees are mainly borrowed by employees for operating activities of the company.